Note 6 - Disclosures to the Consolidated Statements of Income or Loss - Unused Tax Losses for which No Deferred Tax Assets Recognized (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Potential tax benefit at a total tax rate of 32.98%	€ 83,011	€ 36,858
Corporate tax [member]
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset has been recognized	252,124	111,950
Trade tax [member]
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset has been recognized	€ 251,279	€ 111,565